Employee benefits - Summary of Changes in the Defined Benefit Obligations Impact of Minimum Funding Requirement and Asset Ceiling (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Japanese Defined Benefit Plans [Member]
Disclosure of net defined benefit liability (asset) [line items]
Beginning balance of the fiscal year	¥ 132,293
Remeasurements:
Ending balance of the fiscal year	88,753	¥ 132,293
Foreign Defined Benefit Plan [Member]
Disclosure of net defined benefit liability (asset) [line items]
Beginning balance of the fiscal year	71,170
Remeasurements:
Ending balance of the fiscal year	82,551	71,170
Effect of asset ceiling [member] | Japanese Defined Benefit Plans [Member]
Disclosure of net defined benefit liability (asset) [line items]
Beginning balance of the fiscal year	6,897	4,870
Interest income	83	39
Remeasurements:
Change in asset ceiling excluding interest income	2,857	1,988
Ending balance of the fiscal year	9,837	6,897
Effect of asset ceiling [member] | Foreign Defined Benefit Plan [Member]
Disclosure of net defined benefit liability (asset) [line items]
Beginning balance of the fiscal year	3,455	2,491
Interest income	186	65
Remeasurements:
Change in asset ceiling excluding interest income	(728)	811
Translation adjustments	544	88
Ending balance of the fiscal year	¥ 3,457	¥ 3,455